Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Shareholders' Equity
9.	Shareholders’ Equity
Ordinary Shares
In June 2021, the Company completed its initial public offering of American Depositary Shares (ADSs). Each ADS represents seven
ordinary shares of the Company.
Securities Purchase Agreement
On May 23, 2023, the Company entered into a securities purchase agreement with a related party, pursuant to which the Company was able to offer and sell 37,688,441 ordinary shares (5,384,063 ADS) at a selling price of $1.99 per ordinary share ($13.93 per ADS), for gross proceeds of approximately $75.0 million, less expenses of approximately $0.3 million, for net proceeds of approximately $74.7 million. There were no underwriting or placement agent fees associated with this offering. The offering price of $13.93 per ADS, was based on the
5-day
trailing variable weighted-average price of the Company’s ADSs immediately prior to the agreement date. Upon the satisfaction of all closing conditions, the offering closed on June 27, 2023.
At-the-Market
Offering Agreement
On July 29, 2022, the Company entered into a sales agreement with Cowen and Company LLC, pursuant to which the Company was able to offer and sell its ADS, each representing seven of the Company’s ordinary shares, having an aggregate offering price of up to $
80.0
 million (the ATM Program). During the first quarter of 2023, the Company issued and sold 116,030,782 ordinary shares (
16,575,826
 ADS) at an average selling price of $0.69 per ordinary share ($
4.83
 per ADS), for gross proceeds of approximately $80.0 million, less sales commissions and expenses of approximately $
2.2
 million, for net proceeds of approximately $
77.8
 million. Accordingly, as of March 10, 2023, the ATM Program is complete.
Other Share Issuances
During the three and six months ended June 30, 2023, the Company issued a total of 495,000 ordinary shares valued at $0.8 million to service providers in lieu of cash.
Amended and Restated Memorandum of Association
Effective June 7, 2023, the Company amended and restated its memorandum of association to increase the number of shares of common stock that the Company is authorized to issue from
600,000,000
ordinary shares, $0.0001 par value per share, to (i) 950,000,000 ordinary shares, $0.0001 par value per share, and (ii) 100,000,000 of such class or classes (however designated) of shares as the Company’s board of directors may determine (the Undesignated Shares).
As of June 30, 2023 and December 31, 2022, the Company had no issued or outstanding Undesignated Shares.

9.	Ordinary Shares and Convertible Preferred Shares
Ordinary Shares
As described in
Note
 1—Description of Business and Basis of Presentation
, the Company completed an IPO in June 2021 of 7,000,000 ADSs (i.e., 49,000,000 ordinary shares) and the issuance of 892,831 ADSs (i.e., 6,249,817 ordinary shares). Each ADS represents seven ordinary shares of the Company.
At-the-Market
Offering Agreement
On July 29, 2022, the Company entered into an
at-the-market
sales agreement with Cowen and Company LLC, pursuant to which the Company was able to offer and sell its ADSs, each representing seven of the Company’s ordinary shares, having an aggregate offering price of up to $80.0 million (the ATM Program). During the first quarter of 2023, the Company issued and sold 16,575,826 of its ADSs at an average selling price of $4.83 per ADS, for gross proceeds of approximately $80.0 million, less sales commissions of approximately $2.0 million, for net proceeds of approximately $78.0 million. Accordingly, as of March 10, 2023, the ATM Program is complete.
Convertible Preferred Shares
During the year ended December 31, 2021, the Company’s Series A and Series B convertible preferred shares were classified as temporary equity instead of shareholders’ equity in accordance with U.S. GAAP for the classification and measurement of potentially redeemable securities, as the shares were conditionally redeemable upon certain change in control events that are outside the Company’s control, including the liquidation, sale, or transfer of control of the Company. Upon such change in control events, holders of the convertible preferred shares could cause its redemption. Upon completion of the Company’s IPO, the Series A and Series B convertible preferred shares were automatically converted into ordinary shares and are no longer outstanding.
Amended and Restated Memorandum of Association
Concurrent with the closing of the IPO, the Company amended and restated its memorandum of association which authorizes the issuance of 500,000,000 ordinary shares and 100,000,000 of such class or classes (however designated) of shares as the Company’s board of directors may determine (the Undesignated Shares). As of December 31, 2022, the Company has no issued or outstanding Undesignated Shares.
In February 2023, the Company’s board of directors designated the previously Undesignated Shares as ordinary shares. Accordingly, following this designation the Company had 600,000,000 authorized ordinary shares.